CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary shares and additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss
Balance at Dec. 31, 2019	$ 55,544	$ 308,751	$ (230,961)	$ (22,246)
Balance (in shares) at Dec. 31, 2019		11,052
Stock-based compensation	1	$ 1
Net loss	(1,293)		(1,293)
Other comprehensive income (loss)	(155)			(155)
Balance at Dec. 31, 2020	54,097	$ 308,752	(232,254)	(22,401)
Balance (in shares) at Dec. 31, 2020		11,052
Net loss	(3,425)		(3,425)
Other comprehensive income (loss)	180			180
Balance at Dec. 31, 2021	$ 50,852	$ 308,752	(235,679)	(22,221)
Balance (in shares) at Dec. 31, 2021	11,052	11,052
Net loss	$ (2,752)		(2,752)
Other comprehensive income (loss)	506			506
Balance at Dec. 31, 2022	$ 48,606	$ 308,752	$ (238,431)	$ (21,715)
Balance (in shares) at Dec. 31, 2022	11,052	11,052